Tax Situation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Tax Situation
29	TAX SITUATION

a)
Each company in the Group is individually subject to the applicable taxes in Peru, Chile and Colombia. Management considers that it has determined the taxable income under general income tax laws in accordance with the tax legislation current effective of each country.

b)	Changes in the Income Tax Law in Colombia—
With the entry into force of the law 2010 of December 2019 law of economic growth, employment, investment, strengthening of public finances and the progressivity, equity and efficiency of the tax system, the following was stipulated as of January 1 2020:
It is supposed that the liquid income is not less than 3.5% of its liquid assets of the previous year. The percentage of presumptive income will be reduced to 0.5% by 2020 and 0% from 2021.

The income tax rate applicable to national societies, permanent establishments and foreign legal entities will be 32%, 31% and 30% for the periods 2020,2021 and 2022, respectively.
Individuals or corporation taxpayers who receive income from foreign sources subject to income in the country of origin, can deduct the tax paid abroad from this income.
Payments abroad for interest, commissions, fees, royalties, leases, personal services are subject to withholding tax at the rate of 20%. Payments for consulting, technical services and technical assistance provided by non-residents

are subject to the 20% withholding tax rate. Payments for financial returns to non-residents
are subject to the 15% withholding tax rate. Payments to the parent company for management fee, are subject to the 33% withholding tax rat
e
.
Taxpayers may correct their tax returns within three (3) years after the closing date of tax submits and before they have been notified of a special requirement.
The statute of limitations for income taxpayers who compensate for tax losses or are subject to transfer prices will be five (5) years.
In case of an increase in taxable income of 30% with respect to the previous year, for fiscal years 2020 and 2021, the statute of limitation of the returns would be six (6) months and in the case of a 20% increase year will be close at month twelve (12).

c)	The income tax expense shown in the consolidated statement of income comprises:

	2017	2018	2019
Current income tax	168,143	150,020	113,062
Deferred income tax (Note 24)	(44,550)	(23,594)	206,895
PPUA	613	—	—

	124,206	126,426	319,957
(-) Discontinued Operations	(77,901)	(13,108)

Income tax expense	46,305	113,318	319,957

d)
The Group’s income tax differs from the theoretical amount that would have resulted from applying the weighted-average income tax rate applicable to the profit reported by of the consolidated companies, as follows:

	2017	2018	2019
Profit (loss) before income tax	45,112	133,948	(474,726)

Income tax by applying local applicable tax rates on profit generated in the respective countries	13,811	40,507	(141,370)
Tax effect on:
- Reversal of deferred income tax asset	—	—	174,716
- Non-recoverable item	—	—	85,301
- Non-deductible expenses	30,472	70,052	84,832
- Unrecognized deferred income tax asset	1,562	8,592	82,424
- Change in prior years estimations	9,005	3,235	36,529
- Provision of tax contingencies	—	—	7,079
- Adjustment for changes in rates of income tax	27	1,524	622
- PPUA adjustment for changes in tax rates	(611)	—	—
- Non-taxable income	(4)	(1,691)	(1,195)
- Equity method (profit) loss	394	(1,094)	(64)
- Others	(8,351)	(7,807)	(8,917)

Income tax	46,305	113,318	319,957

e)
The theoretical tax disclosed is the result of applying the income tax rate in accordance with the tax legislation of the country where each company that is part of the Group is domiciled. In this sense, companies domiciled in Peru, Chile, and Colombia applied in 2019 income tax rates of 29.5%, 27% and 33% respectively (29.5%, 27% and 37% for 2018). Norvial S.A., GyM Ferrovias S.A., Concesionaria Via Expresa Sur S.A. and GMP S.A. (Blocks III and IV) have legal stability contracts signed with the Peruvian Government in force during the term of the associated concessions. Therefore, the consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate.

Country	Rates Taxes local Applicable	Utility before the Tax to Rent	Tax to rent
	(A)	(B)	(A)*(B)
2017
Perú	28.00%	420,421	124,024
Perú – Norvial S.A.	27.00%	68,104	18,388
Perú – GyM Ferrovías S.A.	30.00%	29,028	8,708
Peru – Vía Expresa Sur S.A.	30.00%	779	234
Perú – GMP S.A.	30.00%	20,941	6,073
Chile	24.00%	(93,031)	(23,723)
Colombia	40.00%	(27,970)	(11,188)
Bolivia	25.00%	(2,897)	(724)
Unrealized gains		(370,263)	(107,981)

Total		45,112	13,811

2018
Peru	29.50%	151,627	44,730
Peru – Norvial S.A.	27.00%	21,104	5,698
Peru – GyM Ferrovías S.A.	30.00%	125,136	37,541
Peru – Vía Expresa Sur S.A.	30.00%	2,951	885
Peru – GMP S.A.	29.00%	35,421	10,272
Chile	27.00%	(20,768)	(5,607)
Colombia – Morelco S.A.	37.00%	11,851	4,385
Colombia – GyM S.A. Branch	33.00%	1,984	655
Bolivia	25.00%	(137)	(34)
Unrealized gains		(195,221)	(58,018)

		133,948	40,507

2019
Peru	29.50%	(1,612,192)	(475,597)
Peru – Norvial S.A.	27.00%	24,066	6,498
Peru – GyM Ferrovías S.A.	30.00%	121,080	36,324
Peru – Vía Expresa Sur S.A.	30.00%	(17,752)	(5,326)
Peru – GMP S.A.	29.00%	35,421	10,272
Chile	27.00%	(36,917)	(9,967)
Colombia – GyM S.A. Branch	33.00%	(11,824)	(3,902)
Bolivia	25.00%	681	170
Unrealized gains		1,022,711	300,158

		(474,726)	(141,370)

In 2018, Colombia applied a 33% Income Tax rate and a 4% temporary surcharge on a taxable income greater than S/895 thousand (equivalent to COP800 million). The two subsidiaries domiciled in Colombia determined taxable income that generated the application of income tax rates of 37% and 33%.

f)
Peruvian tax authorities have the right to examine, and, if necessary, amend the income tax determined by the Company in the last four years - from January 1 of the year after the date when the tax returns are filed (open fiscal year). Therefore, the
years 2015 through 2019 are subject to examination by the tax authorities. Management considers that no significant liabilities will arise as a result of these possible tax examinations. Additionally, income tax returns for fiscal years 2017 to 2019 remain open for examination by the Chilean tax authorities who have the right to carry out said examination within the three years following the date the income tax returns had
been filed. Fiscal years 2016 to 2019 are open for tax audit by Colombian tax authorities. Colombian tax authorities are entitled to audit two consecutive years following the date the income tax returns were filed.

g)
In accordance with current legislation, for determination of income tax and general sales tax, the transfer prices transactions with related companies and companies resident in territories with low or no taxation must be considered. For this purpose, documentation and information must be available to support the valuation methods used and the criteria considered for their determination (transfer pricing rules). The Tax Administration is authorized to request this information from the taxpayer. Based on the analysis of the Company’s operations, Management and its legal advisors estimate that the transfer prices of transactions with related companies are based on market conditions, similar to those agreed with third parties, at 31 December 2019.

h)	Temporary tax on net assets (ITAN)

The temporary tax on net assets is applied by the companies which operate in Peru, to third category income generators subject to the Peruvian Income Tax General Regime. Effective the year 2012, the tax rate is 0.4%, applicable to the amount of the net assets exceeding S/1 million.
The amount effectively paid may be used as a credit against payments on account of income tax or against the provisional tax payment of the income tax of the related period.

i)
The recoverability of the deferred income tax asset registered in
Negoci
o
s del
 Gas at the end of 2018, related to the impairment of investments in GSP has been evaluated, finally ending in a write-off
of S/172 million.

j)
In 2019, certain operations have not been recognized to have impact on income tax such as: additional impairment of investments in GSP (Negocios del Gas S.A.) S/67 million, impairment of accounts receivable in GyM S.A. amount to S/7.7 million and work in progress in Concesionaria Vía Expresa Sur S.A. and Promotora Larcomar S.A. equal to S/10.8 million.

k)	The current income tax payable, after applying the corresponding tax credits and whose due date is up to the first week of April of the following year, includes mainly:

–	GyM Ferrovias S.A.	S/7 million in 2019 and S/20 million in 2018
–	Inmobiliaria Almonte S.A.	S/10 million in 2018